Consolidated Balance Sheets Detail - Inventories (Detail) - USD ($) $ in Millions	Feb. 28, 2017	Feb. 29, 2016
Balance Sheet Related Disclosures [Abstract]
Raw materials	$ 4	$ 46
Work in process	1	32
Finished goods	21	65
Inventories	$ 26	$ 143